Significant Transactions, Significant Risks and Uncertainties - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended						9 Months Ended				9 Months Ended				6 Months Ended	9 Months Ended	0 Months Ended	6 Months Ended		9 Months Ended		6 Months Ended	9 Months Ended						6 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2014 Location		Dec. 31, 2013 Location		Oct. 02, 2013	Sep. 25, 2013	Mar. 31, 2013		Dec. 31, 2013 Retained Earnings (Deficit)	Dec. 31, 2013 Common Stock	Oct. 02, 2013 Common Stock	Sep. 25, 2013 Common Stock	Dec. 31, 2013 Preferred Stock	Oct. 02, 2013 Preferred Stock	Sep. 25, 2013 Preferred Stock	Jul. 31, 2013 Legacy Common Stock	Jun. 30, 2014 Private Placement	Dec. 31, 2013 Private Placement	Jan. 30, 2009 Troubled Assets Relief Program	Jun. 30, 2014 Troubled Assets Relief Program	Sep. 30, 2013 Troubled Assets Relief Program	Dec. 31, 2013 Troubled Assets Relief Program	Sep. 19, 2013 Troubled Assets Relief Program	Jun. 30, 2014 Troubled Assets Relief Program Retained Earnings (Deficit)	Dec. 31, 2013 Troubled Assets Relief Program Retained Earnings (Deficit)	Jun. 30, 2014 Troubled Assets Relief Program Series B Cumulative Preferred Stock	Dec. 31, 2013 Troubled Assets Relief Program Series B Cumulative Preferred Stock	Jan. 30, 2009 Troubled Assets Relief Program Series B Cumulative Preferred Stock	Dec. 31, 2009 Maximum	Sep. 30, 2009 Maximum	Jun. 30, 2014 Line of Credit	Dec. 31, 2013 Line of Credit	Mar. 31, 2013 Line of Credit	Jun. 30, 2014 Credit agreement	Dec. 31, 2013 Credit agreement	Mar. 31, 2013 Credit agreement	Jun. 30, 2014 Institutional Investors Private Placement	Dec. 31, 2013 Institutional Investors Private Placement	Jun. 30, 2014 Other Private Investors Private Placement	Dec. 31, 2013 Other Private Investors Private Placement	Jun. 30, 2014 Directors And Officers Private Placement	Dec. 31, 2013 Directors And Officers Private Placement
Unusual Risk or Uncertainty [Line Items]
Assets of thrift		$ 2,121,249,000		$ 2,112,474,000				$ 2,367,583,000
Number of households and businesses service is provided		110,000		110,000
Other borrowings		13,781,000		12,877,000				317,225,000																								116,300,000	116,300,000	116,300,000			116,300,000
Cash payments to lenders	49,000,000	49,000,000		49,000,000																												49,000,000	49,000,000
Obligations under senior debt settlement agreement	183,500,000			183,500,000
Exchange of shares																					60,000,000		6,000,000
Consideration for issuing new common stock		175,000,000		175,000,000
Reorganization costs		1,900,000		1,900,000
Reorganization costs				1,929,000																															2,200,000,000	2,200,000,000
Liabilities subject to compromise																																			188,300,000	188,300,000
Outstanding Credit Agreement included in liabilities subject to compromise																																			116,300,000	116,300,000
Interest due under the Credit Agreement																																			67,200,000	67,200,000
Fees due under the Credit Agreement																																			4,800,000	4,800,000
Common stock, shares authorized		11,900,000		11,900,000			2,000,000,000	100,000,000
Common Stock Par value		$ 0.01		$ 0.01			$ 0.01	$ 0.10										$ 0.10	$ 0.10		$ 0.10		$ 0.10	$ 0.10
Preferred stock, shares authorized		100,000		100,000			1,000,000	5,000,000
Preferred stock, par value		$ 0.01		$ 0.01			$ 0.01	$ 0.10
shares authorized in relation with reverse stock split												11,900,000	11,900,000		100,000	100,000
Reverse stock split, Par value												$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock outstanding		9,050,000		9,050,000		9,050,000											21,247,225
Proceeds from private placements																		175,000,000	175,000,000																			87,800,000	87,800,000	83,700,000	83,700,000	3,500,000	3,500,000
Common stock ownership percentage																																						9.90%	9.90%	4.90%	4.90%
Number of shares issued , reverse stock split																		8,750,000	8,750,000		300,000		300,000
Common stock issued		9,050,000		9,050,000				25,363,339									21,247,225	1,750,000,000	1,750,000,000
Capital raise costs capitalized																		14,400,000	14,400,000
Treasury shares issued and sold								4,116,114																			110,000	110,000	110,000
Preferred stock liquidation preference value																					110,000,000		110,000,000						110,000,000
Warrants to purchase company common stock																				7,399,103	7,399,103		7,399,103
Stock redeemed or called during period issued to US Treasury value per share exercise price																				$ 2.23	$ 2.23		$ 2.23
Number of preferred stock shares exchanged for common stock shares																					60,000,000		60,000,000
Preferred stock exchanged for common stock										(104,000,000)	(3,000)			110,000,000											104,000,000	104,000,000
Income (loss) available to common stockholders basic and diluted																					104,000,000		104,000,000
Proceeds from sale of treasury stock																						6,000,000	6,000,000
Gain on extinguishment of debt	134,500,000			134,514,000
Period of providing variance analysis report				Within 45 days
Contract price for purchase or sale of OREO				3,500,000
Sale price of OREO with net carrying value				85.00%
Core capital ratio																														0.08	0.07
Total risk-based capital ratio		10.00%	[1]	10.00%	[1]			10.00%	[1]																					12.00%	11.00%
Tier 1 leverage (core) ratio				9.60%
Total risk-based capital ratio		17.40%	[1]	17.07%	[1]			9.02%	[1]
Proceeds from issuance of senior preferred shares																					$ 110,000,000

[1]	Total risk-based capital divided by total risk-weighted assets.